Summary of performance rights movements (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Tranche 1 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	121,116	82,686
Granted during the year	17,832	42,493
Forfeited during the year	(1,310)	(4,063)
Exercised during the year
Expired during the year	(137,638)
Balance at end of year		121,116
Tranche 1 [member] | Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	121,116
Granted during the year	17,832
Forfeited during the year	(1,310)
Exercised during the year
Balance at end of year	137,638	121,116
Tranche 2 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	16,799	17,200
Granted during the year		5,900
Forfeited during the year	(2,717)	(6,301)
Exercised during the year
Expired during the year	(14,082)
Balance at end of year		16,799
Tranche 3 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	28,793	28,680
Granted during the year		10,628
Forfeited during the year	(4,524)	(10,515)
Exercised during the year
Expired during the year	(24,269)
Balance at end of year		28,793